GS Mortgage-Backed Securities Trust 2021-PJ1 ABS-15G

Exhibit 99.2 - Schedule 6

Account Number	Field ID	Original Field Value	Audit Value	Match
XXXXX	Originator DTI	XXXXX	XXXXX	FALSE
XXXXX	Originator DTI	XXXXX	XXXXX	FALSE
XXXXX	Originator DTI	XXXXX	XXXXX	FALSE
XXXXX	Originator DTI	XXXXX	XXXXX	FALSE
XXXXX	Originator DTI	XXXXX	XXXXX	FALSE